Trade and other payables - Payment term (Details)	Dec. 31, 2024
Leaf suppliers
Trade And Other Payables [Line Items]
Trade payables part of the arrangement	150 days
Leaf suppliers | Bottom of range
Trade And Other Payables [Line Items]
Trade payables part of the arrangement	90 days
Trade payables that are not part of the arrangement	1 day
Leaf suppliers | Top of range
Trade And Other Payables [Line Items]
Trade payables part of the arrangement	150 days
Trade payables that are not part of the arrangement	120 days
Logistics suppliers | Bottom of range
Trade And Other Payables [Line Items]
Trade payables part of the arrangement	45 days
Trade payables that are not part of the arrangement	1 day
Logistics suppliers | Top of range
Trade And Other Payables [Line Items]
Trade payables part of the arrangement	135 days
Trade payables that are not part of the arrangement	180 days
Raw materials and consumables suppliers (excl. leaf) | Bottom of range
Trade And Other Payables [Line Items]
Trade payables part of the arrangement	60 days
Trade payables that are not part of the arrangement	1 day
Raw materials and consumables suppliers (excl. leaf) | Top of range
Trade And Other Payables [Line Items]
Trade payables part of the arrangement	180 days
Trade payables that are not part of the arrangement	240 days
Other suppliers | Bottom of range
Trade And Other Payables [Line Items]
Trade payables part of the arrangement	30 days
Trade payables that are not part of the arrangement	1 day
Other suppliers | Top of range
Trade And Other Payables [Line Items]
Trade payables part of the arrangement	180 days
Trade payables that are not part of the arrangement	270 days